Retirement Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)		Dec. 31, 2018 USD ($) renewal_term	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Payable to Lilly (Note 19)	$ 0.0			$ 268.7	$ 0.0
Net transfers (to)/from Lilly		$ (69.2)	[1]	(226.3)	873.3	$ (129.2)
Acquisition amount				0.0	882.1	45.0
Boehringer Ingelheim Vetmedica, Inc.
Related Party Transaction [Line Items]
Acquisition amount					882.1
Lilly
Related Party Transaction [Line Items]
Payable to Lilly (Note 19)				66.0
Stock-based compensation	$ 5.1	6.9		26.0	25.0	20.4
Costs/(benefits) of defined benefit pension plan		0.6		(6.3)	73.7	11.3
Lilly | MSA
Related Party Transaction [Line Items]
Total net assets				95.6
Restricted cash retained				$ 202.7
Lilly | TSA
Related Party Transaction [Line Items]
Mark-up rate	7.00%			7.00%
Revenue from related parties				$ 28.0
Lilly | Intellectual Property and Technology License Agreement
Related Party Transaction [Line Items]
Initial term				2 years
Number of renewal terms | renewal_term				3
Extension term				1 year
Lilly | Toll Manufacturing Arrangement
Related Party Transaction [Line Items]
Revenue from related parties				$ 7.0
Lilly | Manufacturing Support
Related Party Transaction [Line Items]
Revenue from related parties		$ 1.2		3.7	6.2	5.5
Director | Commercial Operations
Related Party Transaction [Line Items]
Revenue from related parties				23.5	24.8	14.3
Accounts receivable				2.5	2.0
Purchases of goods and services				3.9	5.9	$ 7.1
Accounts payable				0.7	$ 0.4
IPO
Related Party Transaction [Line Items]
Amount transferred to parent	$ 4,200.0			$ 4,200.0

[1]	See Note 15: Related Party Agreements and Transactions for further discussion.